Cash and cash equivalents	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents

15. Cash and cash equivalents

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Cash at bank and in hand	60	199	553

The credit ratings of the counterparties with which cash was held are detailed in the table below.

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
A+	45	11	(8)
A	-	-	-
A-	-	-	2
AA-	15	188	559
Total	60	199	553